Other Income, Net - Schedule of Other Income, Net (Details) - USD ($) $ in Thousands	3 Months Ended				12 Months Ended
	Mar. 30, 2025		Mar. 31, 2024		Dec. 29, 2024		Dec. 31, 2023
Schedule Of Other Income Net Abstract
Gain on remeasurement of derivative liabilities	$ 15,127	[1]		[1]	$ 33,986	[2]		[2]
Change in fair value of forward purchase agreement liabilities	269	[3]	(5,578)	[3]	337	[4]	(3,906)	[4]
Change in fair value of SAFE Agreement with related party	(20)				616
Change in fair value of FACT public, private placement and working capital warrants	(1,092)		(489)		(1,258)		6,424
Change in fair value of Carlyle Warrants with related party			6,429
Change in fair value of redeemable convertible preferred stock warrant liability			1,305
Other, net	292	[5]	(148)	[5]	(221)
Total Other income, net	$ 14,576	[6]	$ 1,519	[6]	$ 7,932	[7]	$ (29,862)	[7]

[1]	Includes a gain of $3.7 million on the change in the fair value of derivative liabilities with related parties in the thirteen weeks ended March 30, 2025. Refer to Note 10 - Borrowings and Derivative Liabilities for details.
[2]	Includes a gain of $0.3 million on the change in the fair value of derivative liabilities with related parties in the fiscal year ended December 29, 2024. Refer to Note 15 - Borrowings and Derivative Liabilities for details.
[3]	Includes income of $0.1 million and expense of $4.7 million due to related parties for the thirteen weeks ended March 30, 2025, and March 31, 2024, respectively.
[4]	Includes income of $0.1 million and $9.1 million of other expenses for the fiscal years ended December 29, 2024, and December 31, 2023, for the change in fair value of FPAs entered into with related parties.
[5]	Includes $0.1 million and zero of income due to related parties in the thirteen weeks ended March 30, 2025, and March 31, 2024, respectively.
[6]	Includes a gain of $3.7 million on the change in the fair value of derivative liabilities with related parties in the thirteen weeks ended March 30, 2025. Refer to Note 10 - Borrowings and Derivative Liabilities for details. Includes income of $0.1 million and expense of $4.7 million due to related parties for the thirteen weeks ended March 30, 2025, and March 31, 2024, respectively. Includes $0.1 million and zero of income due to related parties in the thirteen weeks ended March 30, 2025, and March 31, 2024, respectively.
[7]	Other income (expense), net in the fiscal year ended December 29, 2024 includes the following related party transactions; (i) $0.7 million of expense in connection with the conversion of SAFE Agreements into shares of common stock and the change in the fair value of SAFE Agreements (defined in the notes to the consolidated financial statements), (ii) $3.0 million of expense in connection with the loss on issuance of a derivative liability and $0.3 million of income due to the change in the value of derivative liabilities, and (iii) income of $0.1 million of expense in connection with the change in the fair value of forward purchase agreements.Other income (expense), net in the fiscal year ended December 31, 2023, includes the following related party transaction; $0.7 million of expense for bonus shares issued in connection with the Mergers; $0.4 million of forward purchase agreements entered into and $9.1 million of change in the fair value of the forward purchase agreements; and $30.7 million of expense for shares issued in connection with the forward purchase agreements.